Miscellaneous, Net (Tables)	9 Months Ended
Sep. 30, 2015
Other Income and Expenses [Abstract]
Summary of Miscellaneous, Net

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Costs associated with the sale of receivables	$1.0	$1.0	$3.0	$2.8
Strategic review costs	0.1	0.9	0.1	0.9
Foreign currency exchange gains	(0.2)	—	(0.2)	—

Other expense, net	$0.9	$1.9	$2.9	$3.7